Offerings - Offering: 1	Aug. 22, 2025 USD ($) share
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | share	500,000
Proposed Maximum Offering Price per Unit	38.11
Maximum Aggregate Offering Price	$ 19,055,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,918
Offering Note

(1)	The aggregate number of shares to be registered is subject to adjustment by reason of stock splits, stock dividends and other events pursuant to the anti-dilution provision of the SANUWAVE Health, Inc. (the “Company”) 2024 Equity Incentive Plan, as amended. Accordingly, pursuant to Rule 416, this Registration Statement covers, in addition to the number of shares of the Company’s common stock shown in the table above, an indeterminate number of shares of Company common stock that may become issuable by reason of such provision.

(2)	Estimated pursuant to Rules 457(c) and Rule 457(h) of the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee, based upon the average of the high and low prices of the Company’s common stock as reported on the Nasdaq Global Market on August 18, 2025, which date is within five business days prior to filing this Registration Statement.